-------------------
                               UMB | SCOUT FUNDS
                              -------------------

                                MONEY MARKET FUND
                           FEDERAL PORTFOLIO (UMFXX)
                            PRIME PORTFOLIO (UMPXX)

                           TAX-FREE MONEY MARKET FUND
                                    (UMTXX)


                     -------------------------------------
                     SEMIANNUAL REPORT | DECEMBER 31, 2002
                     -------------------------------------

-------------------------------------------------------------------------------
ECONOMIC AND MARKET OUTLOOK
-------------------------------------------------------------------------------

It has been another year of unusually slow growth for the U.S. economy. A primary factor was an oversupply of goods and equipment that put the brakes on capital spending, forcing it into the slow lane and taking the economy along for the ride.

It has long been our opinion that this oversupply needs to be "worked off" and that there needs to be an increase in demand from the private sector before economic growth could return to the fast lane. As of this writing, we think that inventories are finally in better balance, and while our 2003 forecast does not call for further deterioration in capital spending, we have not yet seen the increase in demand that we believe can provide the needed boost to capital spending.

Interest rates are at multi-decade lows. If there has been a champion of economic growth over the last year, in our opinion, it has been interest rate reduction. The Federal Reserve's frequent slashing of interest rates sparked discretionary consumer spending to surprising levels, considering the state of the economy.

Unfortunately, we do not believe interest rate reduction to be a long-term solution. Interest rates cannot go much lower, and the fuel for growth will soon have to come from another area. In our view, that source may well be an increase in capital spending. With that in mind, we believe that we could potentially see an end to government surplus and a rise in interest rates.

All things considered, we expect growth to be ever so slightly on the positive side going into the new year (barring any external shocks to the system). We do not currently expect 2003 to bring a double-dip economic recession, but we also recognize that the risk of that happening remains high.

We continue to appreciate your confidence and support and will strive to maintain that confidence.

Sincerely,

/s/William B. Greiner

William B. Greiner, CFA
Chairman
Scout Investment Advisors, Inc.

-------------------------------------------------------------------------------
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
-------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                               MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The Prime Portfolio of the UMB Scout Money Market Fund finished the calendar year with a 7-day yield of 0.82%. The Federal Portfolio of the UMB Scout Money Market Fund finished with a 7-day yield of 0.79%.

The total returns for the Prime and Federal Portfolios, for the calendar year, were 1.23% and 1.19%, respectively.

The Federal Open Market Committee (FOMC) dropped Fed Funds to 1.25% in November, in response to continued economic weakness. Low money market rates have caused some distress amongst investors, but the slow economic recovery makes it increasingly likely that short- term rates will remain low for the foreseeable future.

We will be maintaining moderate average maturities, in the 25 to 45 day range. The next major move in short-term rates is likely higher. When signs of economic recovery begin to appear, we will likely move to a shorter maturity structure.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

------------------------------
FUND DIVERSIFICATION
------------------------------
UMB SCOUT MONEY MARKET FUND
FEDERAL PORTFOLIO (UMFXX)

Agencies................. 100%
------------------------------
Based on total investments as of December 31, 2002.
Subject to change.

------------------------------
FUND DIVERSIFICATION
------------------------------
UMB SCOUT MONEY MARKET FUND
PRIME PORTFOLIO (UMPXX)

Commercial Paper.........  84%
Government & Agency......  16%
------------------------------
Based on total investments as of December 31, 2002.
Subject to change.

-------------------------------------------------------------------------------
DECEMBER 31, 2002

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

MONEY MARKET FUND

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT
AGENCIES - 100.2%
               Federal Home Loan Bank
  $6,000,000     1.27%, 01/03/03 ................................   $5,999,577
   2,500,000     1.28%, 01/10/03 ................................    2,499,200
  20,000,000     1.22%, 01/15/03 ................................   19,990,316
   6,000,000     1.24%, 01/17/03 ................................    5,996,667
  15,000,000     1.24%, 01/22/03 ................................   14,989,150
  15,000,000     1.24%, 01/24/03 ................................   14,988,021
   8,000,000     1.27%, 01/29/03 ................................    7,992,098
  10,000,000     1.27%, 02/12/03 ................................    9,985,183
  10,000,000     1.27%, 02/14/03 ................................    9,984,478
  10,000,000     1.24%, 02/19/03 ................................    9,983,122
  10,000,000     1.27%, 02/21/03 ................................    9,982,008
   2,000,000     2.57%, 04/25/03 ................................    2,000,000
   5,000,000     1.70%, 12/03/03 ................................    5,000,000

               Federal Home Loan
                 Mortgage Corp.
   7,000,000     0.75%, 01/02/03 ................................    6,999,854
  15,000,000     1.25%, 01/07/03 ................................   14,996,875
  22,000,000     1.235%, 01/14/03 ...............................   21,990,169
  11,000,000     1.25%, 01/17/03 ................................   10,993,889
  10,000,000     1.25%, 01/23/03 ................................    9,992,361
  10,000,000     1.26%, 01/28/03 ................................    9,990,550
   8,600,000     1.26%, 01/30/03 ................................    8,591,271
   5,000,000     1.27%, 02/04/03 ................................    4,994,003
  18,000,000     1.25%, 02/10/03 ................................   17,975,000
  13,000,000     1.27%, 02/11/03 ................................   12,981,197

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES  (Continued)
               Federal National
                 Mortgage Association
 $10,000,000     1.25%, 01/06/03 ................................   $9,998,264
  18,000,000     1.24%, 01/08/03 ................................   17,995,659
  10,000,000     1.28%, 01/09/03 ................................    9,997,156
   8,006,000     1.26%, 01/13/03 ................................    8,002,637
  20,250,000     1.23%, 01/16/03 ................................   20,239,544
   1,200,000     1.26%, 01/27/03 ................................    1,198,908
  20,000,000     1.27%, 01/31/03 ................................   19,978,833
  18,000,000     1.27%, 02/06/03 ................................   17,977,140
   2,500,000     1.26%, 02/10/03 ................................    2,496,500
  16,000,000     1.28%, 02/26/03 ................................   15,968,142
   6,000,000     1.29%, 06/09/03 ................................    5,998,999
                                                                  ------------

TOTAL INVESTMENTS
(COST $368,746,771) - 100.2%.....................................  368,746,771

Liabilities less other assets - (0.2)%...........................    (795,028)
                                                                  ------------

TOTAL NET ASSETS - 100.0%
  (equivalent of $1.00 per share;
  750,000,000 shares of $0.01
  par value capital shares authorized;
  367,985,813 shares outstanding)................................ $367,951,743
                                                                  ============


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

MONEY MARKET FUND (Continued)

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES - 76.5%
               3M Co.
 $17,500,000     1.28%, 02/13/03 ................................  $17,473,244

               Abbott Laboratories
  16,200,000     1.17%, 01/02/03 ................................   16,199,474
  20,000,000     1.26%, 01/07/03 ................................   19,995,800
  15,000,000     1.26%, 01/14/03 ................................   14,993,175

               Alcoa, Inc.
   3,000,000     1.20%, 01/02/03 ................................    2,999,900

               American Express Co.
  15,000,000     1.32%, 01/10/03 ................................   14,995,050
  15,000,000     1.31%, 01/30/03 ................................   14,984,171

               Amgen, Inc.
  24,400,000     1.30%, 01/24/03 ................................   24,379,734

               Becton, Dickinson & Co.
   7,500,000     1.31%, 03/17/03 ................................    7,479,531
  15,000,000     1.31%, 03/18/03 ................................   14,958,833

               BellSouth Corp.
  10,000,000     1.32%, 01/09/03 ................................    9,997,067
  10,000,000     1.29%, 01/14/03 ................................    9,995,342
  10,000,000     1.30%, 01/22/03 ................................    9,992,417

               Bristol-Myers Squibb Co.
  10,000,000     1.32%, 01/08/03 ................................    9,997,433
  10,000,000     1.32%, 01/15/03 ................................    9,994,867

               Clorox Co.
  15,000,000     1.27%, 01/28/03 ................................   14,985,713

               Coca-Cola Co.
  10,000,000     1.26%, 01/28/03 ................................    9,990,550
  10,000,000     1.29%, 01/31/03 ................................    9,989,250

               Emerson Electric Co.
  26,465,000     1.40%, 01/06/03 ................................   26,459,993

               Executive Jet, Inc.
  20,000,000     1.30%, 01/21/03 ................................   19,985,555
  10,300,000     1.30%, 01/22/03 ................................   10,292,189

               Gannett Co., Inc.
  10,000,000     1.29%, 01/03/03 ................................    9,999,283
  10,000,000     1.27%, 01/09/03 ................................    9,997,178
  10,000,000     1.28%, 01/10/03 ................................    9,996,800

               General Dynamics Corp.
  10,000,000     1.27%, 01/10/03 ................................    9,996,825
  10,000,000     1.31%, 01/27/03 ................................    9,990,539

               Gillette Co.
  30,000,000     1.20%, 01/02/03 ................................   29,999,000

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

SHORT-TERM CORPORATE
NOTES (Continued)
               Grainger, Inc.
 $12,000,000     1.30%, 03/25/03 ................................  $11,964,033

               Home Depot, Inc.
  15,000,000     1.36%, 05/20/03 ................................   14,921,233

               IBM Corp.
  20,000,000     1.28%, 02/12/03 ................................   19,970,133

               Kimberly-Clark Corp.
  16,000,000     1.48%, 01/08/03 ................................   15,995,396

               Marsh & McLennan
                 Companies, Inc.
  10,000,000     1.33%, 01/08/03 ................................    9,997,414
  10,000,000     1.30%, 01/27/03 ................................    9,990,611
  10,000,000     1.31%, 02/05/03 ................................    9,987,264

               McDonald's Corp.
   6,000,000     1.17%, 01/02/03 ................................    5,999,805

               Medtronic, Inc.
  10,000,000     1.62%, 01/07/03 ................................    9,997,300
  10,000,000     1.27%, 02/07/03 ................................    9,986,947

               Merck & Co., Inc.
  10,000,000     1.30%, 01/22/03 ................................    9,992,417
  10,000,000     1.30%, 01/23/03 ................................    9,992,056
  10,000,000     1.30%, 01/31/03 ................................    9,989,167

               Merrill Lynch & Co., Inc.
   5,000,000     1.30%, 01/13/03 ................................    4,997,833
  15,000,000     1.30%, 01/23/03 ................................   14,988,175
  10,000,000     1.30%, 01/24/03 ................................    9,991,758

               Nike, Inc.
  20,000,000     1.30%, 01/07/03 ................................   19,995,667

               Pfizer, Inc.
  20,000,000     1.29%, 01/29/03 ................................   19,979,933
  10,000,000     1.28%, 02/06/03 ................................    9,987,200

               Pharmacia Corp.
  10,000,000     1.30%, 01/13/03 ................................    9,995,667
  10,000,000     1.30%, 01/14/03 ................................    9,995,306
  10,000,000     1.30%, 01/17/03 ................................    9,994,222

               President &
                 Fellows Harvard
  10,000,000     1.28%, 01/03/03 ................................    9,999,289
  10,000,000     1.27%, 01/21/03 ................................    9,992,944
  10,000,000     1.28%, 02/10/03 ................................    9,985,778

               Procter & Gamble Co.
  20,000,000     1.31%, 01/16/03 ................................   19,989,083

                                                         Continued on next page.

-------------------------------------------------------------------------------
DECEMBER 31, 2002

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

MONEY MARKET FUND (Continued)

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

PRIME PORTFOLIO (Continued)
SHORT-TERM CORPORATE
NOTES (Continued)
               Snap-On, Inc.
 $10,000,000     1.30%, 01/06/03 ................................   $9,998,194

               Stanley Works
   6,800,000     1.32%, 01/29/03 ................................    6,793,019
  20,000,000     1.32%, 02/03/03 ................................   19,975,800

               State Street Corp.
  10,000,000     1.30%, 01/02/03 ................................    9,999,639
  20,000,000     1.25%, 01/29/03 ................................   19,980,556

               SYSCO Corp.
  10,000,000     1.30%, 01/09/03 ................................    9,997,111
  20,000,000     1.28%, 01/13/03 ................................   19,991,467
                                                                  ------------

TOTAL SHORT-TERM
CORPORATE NOTES
(Cost $775,531,330) - 76.5%......................................  775,531,330
                                                                  ============

TAX-EXEMPT COMMERCIAL
PAPER - 7.3%
               Austin, Texas, Utilities
   3,700,000     1.30%, 01/17/03 ................................    3,700,000

               Harris County, Texas
   4,700,000     1.30%, 01/17/03 ................................    4,700,000

               Intermountain Power
                 Agency, Utah
  20,000,000     1.30%, 01/16/03 ................................   20,000,000

               Kissimmee, Florida
                 Utility Authority
  20,000,000     1.80%, 01/06/03 ................................   20,000,000

               Lincoln, Nebraska, Electric
   6,000,000     1.30%, 02/05/03 ................................    6,000,000

               Nebraska Public Power
   4,500,000     1.30%, 01/17/03 ................................    4,500,000
  15,000,000     1.25%, 02/11/03 ................................   15,000,000
                                                                  ------------

TOTAL TAX-EXEMPT
COMMERCIAL PAPER
(Cost $73,900,000) - 7.3%........................................   73,900,000
                                                                  ============
-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES - 16.3%
               Federal Home Loan Bank
  $5,500,000     1.28%, 01/10/03 ................................   $5,498,240
  20,000,000     1.22%, 01/15/03 ................................   19,990,511
  20,000,000     1.24%, 01/17/03 ................................   19,988,977
  10,000,000     1.24%, 01/22/03 ................................    9,992,708
   9,000,000     1.24%, 02/19/03 ................................    8,984,810
   5,000,000     2.57%, 04/25/03 ................................    5,000,000
   7,000,000     1.70%, 12/03/03 ................................    7,000,000

               Federal Home Loan
                 Mortgage Corp.
   9,000,000     1.235%, 01/14/03 ...............................    8,995,970
  10,000,000     1.27%, 02/04/03 ................................    9,988,006

               Federal National
                 Mortgage Association
  15,000,000     1.24%, 01/08/03 ................................   14,996,354
   6,000,000     1.23%, 01/16/03 ................................    5,996,925
  19,000,000     1.26%, 01/27/03 ................................   18,982,710
  20,000,000     1.26%, 01/28/03 ................................   19,981,100
  10,100,000     1.29%, 06/09/03 ................................   10,098,266
                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $165,494,577) - 16.3%......................................  165,494,577
                                                                  ============

TOTAL INVESTMENTS
(Cost $1,014,925,907) - 100.1%.................................. 1,014,925,907

Liabilities less other assets - (0.1)%..........................   (1,398,804)
                                                                  ------------

TOTAL NET ASSETS - 100.0%
  (equivalent to $1.00 per share;
  1,500,000,000 shares of $0.01
  par value capital shares authorized;
  1,013,556,779 shares outstanding)............................ $1,013,527,103
                                                                ==============


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund finished the calendar year with a 7-day yield of 0.84%. The total return for the calendar year was 0.83%. The Federal Open Market Committee (FOMC) lowered Fed Funds to 1.25% in November. Low money market rates have caused some distress amongst investors, but the slow economic recovery makes it increasingly likely that short- term rates will remain low for the foreseeable future.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax, as well as state and local taxes.

We continue to maintain what we believe to be a substantially higher level of credit quality than the average tax-free money market fund by reviewing issuers' creditworthiness on a "stand-alone" basis, without the support of third-party credit enhancement.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

-------------------------
FUND DIVERSIFICATION
-------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

Demand Notes..........50%
Commercial Paper......50%
-------------------------
Based on total investments as of December 31, 2002.
Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

ARIZONA
               Mesa, Arizona Community
                 Development Corp.,
                 Commercial Paper
  $3,500,000     1.10%, 01/13/03 ................................   $3,500,000
   2,500,000     1.25%, 01/13/03 ................................    2,500,000

               Pima County, Arizona,
                 Commercial Paper
   1,000,000     5.00%, 07/01/03 ................................    1,018,820

               Salt River Project, Arizona,
                 Commercial Paper
   1,000,000     1.30%, 01/16/03 ................................    1,000,000
   2,000,000     1.55%, 01/17/03 ................................    2,000,000
   4,000,000     1.30%, 02/04/03 ................................    4,000,000
   2,500,000     1.05%, 02/14/03 ................................    2,500,000

CONNECTICUT
               Connecticut State Health
                 & Education
   1,000,000     Variable Rate, 05/15/14 ........................    1,000,000
   1,500,000     Variable Rate, 02/15/21 ........................    1,500,000

               Connecticut State Housing
                 Finance Authority
   3,500,000     Variable Rate, 11/15/28 ........................    3,500,000

               Yale University,
                 Commercial Paper
   3,000,000     1.50%, 01/07/03 ................................    3,000,000

FLORIDA
               Dade County, Florida,
                 Industrial Development
     600,000     Variable Rate, 06/01/21 ........................      600,000

               Gainesville, Florida,
                 Commercial Paper
   2,000,000     1.55%, 01/07/03 ................................    2,000,000
   1,766,000     1.05%, 02/13/03 ................................    1,766,000

               Jacksonville, Florida,
                 Commercial Paper
   2,000,000     1.25%, 01/02/03 ................................    2,000,000

GEORGIA
               Cobb County, Georgia,
                 Housing Authority
                 Multifamily Housing
   2,100,000     Variable Rate, 09/15/26 ........................    2,100,000

               Fulton County, Georgia,
                 Housing Authority
                 Multifamily Housing
   1,000,000     Variable Rate, 04/01/30 ........................    1,000,000

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

HAWAII
               Honolulu, Hawaii,
                 City & County
  $2,000,000     Variable Rate, 01/01/05 ........................   $2,000,000
   3,925,000     Variable Rate, 01/01/15 ........................    3,925,000

ILLINOIS
               Illinois Development Finance
                 Authority Poll
     910,000     Variable Rate, 11/01/12 ........................      910,000

INDIANA
               Indiana, State Educational
                 Facilities Authority
   3,000,000     Variable Rate, 03/01/25 ........................    3,000,000

               St. Joseph County, Indiana,
                 Educational Facilities
   1,800,000     Variable Rate, 03/01/37 ........................    1,800,000

IOWA
               Muscatine County, Iowa,
                 Pollution Control
   2,500,000     Variable Rate, 10/01/07 ........................    2,500,000

KANSAS
               Kansas, State Dept.
                 of Transportation,
                 Highway Rev.
   3,000,000     Variable Rate, 09/01/29 ........................    3,000,000

               Olathe, Kansas,
                 Commercial Paper
   2,265,000     2.00%, 06/01/03 ................................    2,269,625

               Witchita, Kansas,
                 Commercial Paper
   1,000,000     2.50%, 02/20/03 ................................    1,001,467

LOUISIANA
               Delhi, Louisiana,
                 Industrial Development
                 Revenue
   3,000,000     Variable Rate, 12/01/12 ........................    3,000,000

MASSACHUSETTS
               Massachusetts State Govt.,
                 Commercial Paper
   1,250,000     5.25%, 02/01/03 ................................    1,279,161

               Massachusetts State Health
                 & Educational
   2,900,000     Variable Rate, 08/01/15 ........................    2,900,000
   2,100,000     Variable Rate, 11/01/26 ........................    2,100,000

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

MICHIGAN
               University of Michigan,
                 Commercial Paper
  $7,000,000     1.60%, 01/14/03 ................................   $7,000,000

MINNESOTA
               Northern Municipal Power,
                 Minnesota, Commercial
                 Paper
     700,000     5.90%, 01/01/03 ................................      714,000

               Southern Minnesota
                 Municipal Power Agency,
                 Commercial Paper
   1,400,000     4.75%, 01/01/03 ................................    1,400,000

MISSISSIPPI
               Jackson County,
                 Mississippi,
                 Port Facilities
   1,750,000     Variable Rate, 06/01/23 ........................    1,750,000

MISSOURI
               Missouri, State
                 Environmental Authority
                 Pollution Control
   2,500,000     Variable Rate, 06/01/23 ........................    2,500,000

               Missouri, State Health
                 & Education
     500,000     Variable Rate, 09/01/30 ........................      500,000
     700,000     Variable Rate, 09/01/30 ........................      700,000

NEBRASKA
               Nebraska Public Power,
                 Commercial Paper
   4,000,000     1.55%, 01/10/03 ................................    4,000,000

               Omaha, Nebraska,
                 Public Power,
                 Commercial Paper
   4,000,000     1.40%, 01/06/03 ................................    4,000,000
   3,900,000     1.30%, 02/03/03 ................................    3,900,000
   1,000,000     1.05%, 02/12/03 ................................    1,000,000

NEW MEXICO
               Hurley, New Mexico,
                 Pollution Control
   1,250,000     Variable Rate, 12/01/15 ........................    1,250,000

OHIO
               Columbus, Ohio, Series 1
     100,000     Variable Rate, 12/01/17 ........................      100,000

               Columbus, Ohio, Sewer
     100,000     Variable Rate, 06/01/11 ........................      100,000

               Ohio State University
   2,700,000     Variable Rate, 12/01/19 ........................    2,700,000
-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

OREGON
               Portland, Oregon,
                 Pollution Control
$860,000       Variable Rate, 12/01/09...........................     $860,000

PENNSYLVANIA
               Beaver County,
                 Pennsylvania,
                 Pollution Control
   2,650,000     Variable Rate, 09/01/25 ........................    2,650,000

               Schuylkill County,
                 Pennsylvania,
                 Development Authority
   6,000,000     Variable Rate, 04/01/21 ........................    6,000,000

SOUTH CAROLINA
               South Carolina Public
                 Service, Commercial
                 Paper
   2,600,000     1.50%, 01/08/03 ................................    2,600,000
   1,500,000     1.00%, 02/26/03 ................................    1,500,000

TENNESSEE
               Metro Govt. Nashville/
                 Davidson County,
                 Tennessee
   3,200,000     Variable Rate, 10/01/30 ........................    3,200,000

TEXAS
               Austin, Texas, Utilities,
                 Commercial Paper
   8,500,000     1.55%, 01/09/03 ................................    8,500,000

               Brazos River Authority,
                 Texas, Pollution Control
     100,000     Variable Rate, 02/01/04 ........................      100,000

               El Paso, Texas,
                 Commercial Paper
   5,000,000     1.02%, 02/05/03 ................................    5,000,000

               Gulf Coast Waste Disposal,
                 Texas
     600,000     Variable Rate, 06/01/20 ........................      600,000

               Harris County, Texas,
                 Commercial Paper
   1,245,000     1.30%, 01/17/03 ................................    1,245,000
   2,383,000     1.15%, 01/22/03 ................................    2,383,000
   2,200,000     1.05%, 01/28/03 ................................    2,200,000
   1,100,000     1.05%, 02/19/03 ................................    1,100,000
   1,300,000     1.05%, 02/27/03 ................................    1,300,000

               Irving, Texas,
                 Commercial Paper
   3,000,000     1.05%, 04/09/03 ................................    3,000,000

                                                         Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

TEXAS (Continued)
               San Antonio, Texas,
                 Commercial Paper
$3,500,000     1.35%, 01/03/03...................................   $3,500,000

               Texas Public Finance
                 Authority, Commercial
                 Paper
   6,000,000     1.08%, 01/08/03 ................................    6,000,000
   1,000,000     1.30%, 01/16/03 ................................    1,000,000

               Texas State,
                 Commercial Paper
   2,000,000     2.75%, 08/29/03 ................................    2,018,971

               University of Texas,
                 Commercial Paper
   5,000,000     1.00%, 01/02/03 ................................    5,000,000

UTAH
               Intermountain Power
                 Agency, Utah,
                 Commercial Paper
   4,000,000     1.10%, 01/29/03 ................................    4,000,000
   2,000,000     1.10%, 01/30/03 ................................    2,000,000
   2,400,000     1.30%, 02/06/03 ................................    2,400,000

               Salt Lake City, Utah,
                 Pollution Control
   1,300,000     Variable Rate, 02/01/08 ........................    1,300,000

               Utah State
   1,300,000     Variable Rate, 07/01/16 ........................    1,300,000

VIRGINIA
               Arlington County, Virginia,
                 Commercial Paper
   2,000,000     4.00%, 02/01/03 ................................    2,003,892

               Fairfax County, Virginia,
                 Commercial Paper
   2,500,000     5.25%, 06/01/03 ................................    2,592,090

WASHINGTON
               Port of Seattle, Washington
   2,600,000     Variable Rate, 01/01/05 ........................    2,600,061

               Seattle, Washington,
                 Water System
   1,900,000     Variable Rate, 09/01/25 ........................    1,900,000

               Washington State, 96A
   6,500,000     Variable Rate, 06/01/20 ........................    6,500,000

               Washington State, 96B
   2,000,000     Variable Rate, 06/01/20 ........................    2,000,000

-------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                         VALUE
-------------------------------------------------------------------------------

WASHINGTON (Continued)
               Washington State,
                 Public Power #2a1
$1,300,000     Variable Rate, 07/01/12...........................   $1,300,000

               Washington State,
                 Public Power #2a2
   1,700,000     Variable Rate, 07/01/12 ........................    1,700,000

               Washington State,
                 Public Power Supply #1
   1,200,000     Variable Rate, 07/01/17 ........................    1,200,000

WISCONSIN
               Oak Creek, Wisconsin,
                 Pollution Control
   1,400,000     Variable Rate, 08/01/16 ........................    1,400,000

               Sheboygan, Wisconsin,
                 Pollution Control
   1,600,000     Variable Rate, 08/01/14 ........................    1,600,000
   1,500,000     Variable Rate, 09/01/15 ........................    1,500,000

               Wisconsin State
                 Government,
                 Commercial Paper
   2,500,000     1.60%, 01/15/03 ................................    2,500,000

WYOMING
               Kemmerer, Wyoming,
                 Pollution Control
     600,000     Variable Rate, 11/01/14 ........................      600,000

               Lincoln County, Wyoming,
                 Pollution Control
     300,000     Variable Rate, 11/01/14 ........................      300,000
   1,400,000     Variable Rate, 11/01/14 ........................    1,400,000
   1,100,000     Variable Rate, 08/01/15 ........................    1,100,000
                                                                  ------------

TOTAL INVESTMENTS
(Cost $199,237,087) - 101.0%.....................................  199,237,087

Liabilities less other assets - (1.0)%...........................  (1,975,021)
                                                                  ------------

TOTAL NET ASSETS - 100.0%
  (equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01
  par value capital shares authorized;
  197,342,817 shares outstanding)................................ $197,262,066
                                                                  ============


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

--------------------------------------------------------------------------------
                                             MONEY       MONEY
                                             MARKET      MARKET      TAX-FREE
                                              FUND        FUND         MONEY
                                            FEDERAL      PRIME        MARKET
                                           PORTFOLIO   PORTFOLIO       FUND
--------------------------------------------------------------------------------

ASSETS:
  Investment securities at cost ........     $368,747   $1,014,926    $199,237
                                             =================================
  Investment securities at value .......     $368,747   $1,014,926    $199,237
  Receivables:
     Interest...........................           27          200         439
     Fund shares sold...................            -           17           -
  Prepaid and other assets .............            8            9           9
                                             ---------------------------------
       Total assets ....................      368,782    1,015,152     199,685
                                             ---------------------------------

LIABILITIES:
  Disbursements in excess of
     demand deposit money...............          577          812         196
  Payables:
     Investments purchased..............            -            -       2,042
     Fund shares redeemed...............           31           82          59
     Income payable.....................          191          643         109
     Management fees....................           31           84          16
     Government fees....................            -            4           1
                                             ---------------------------------
       Total liabilities ...............          830        1,625       2,423
                                             ---------------------------------
NET ASSETS..............................     $367,952   $1,013,527    $197,262
                                             =================================
NET ASSETS CONSIST OF:
  Capital (capital stock and
     paid-in capital)...................     $367,979   $1,013,557    $197,316
  Accumulated undistributed income:
     Net realized loss on investment and
       foreign currency transactions ...         (27)         (30)        (54)
                                             ---------------------------------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES...................     $367,952   $1,013,527    $197,262
                                             =================================
Capital shares, $0.01 par value
  Authorized ...........................      750,000    1,500,000   1,000,000
                                             =================================
  Outstanding ..........................      367,986    1,013,557     197,343
                                             =================================
NET ASSET VALUE PER SHARE...............        $1.00        $1.00       $1.00
                                             =================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                             MONEY       MONEY
                                             MARKET      MARKET      TAX-FREE
                                              FUND        FUND         MONEY
                                            FEDERAL      PRIME        MARKET
                                           PORTFOLIO   PORTFOLIO       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income ......................       $2,978       $8,618      $1,344
                                             ---------------------------------
     Total investment income ...........        2,978        8,618       1,344
                                             ---------------------------------
EXPENSES:
  Management fees ......................          919        2,607         502
  Government fees ......................            6            8           7
  Insurance fees .......................            6           14           2
                                             ---------------------------------
     Total expenses ....................          931        2,629         511
                                             ---------------------------------
  Net investment income  ...............        2,047        5,989         833
                                             ---------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized loss from investment and
     foreign currency transactions .....            -          (1)         (3)
                                             ---------------------------------
  Net realized and unrealized loss on
     investments and foreign currencies             -          (1)         (3)
                                             ---------------------------------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .......       $2,047       $5,988        $830
                                             =================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                   MONEY MARKET FUND -    MONEY MARKET FUND -
                                    FEDERAL PORTFOLIO       PRIME PORTFOLIO
                                  ---------------------  ---------------------
                                   SIX MONTHS             SIX MONTHS
                                      ENDED       YEAR       ENDED       YEAR
                                  DECEMBER 31,    ENDED  DECEMBER 31,   ENDED
                                      2002      JUNE 30,     2002      JUNE 30,
                                   (UNAUDITED)    2002    (UNAUDITED)    2002
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS:
  Net investment income ...........   $2,047      $7,202     $5,989    $18,032
  Net realized gain (loss) from
     investment and foreign
     currency transactions.........        -           6        (1)          1
                                  --------------------------------------------
  Net increase in net assets
     resulting from operations.....    2,047       7,208      5,988     18,033

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...........  (2,047)     (7,202)    (5,989)   (18,032)
                                  --------------------------------------------
  Total distributions
     to shareholders...............  (2,047)     (7,202)    (5,989)   (18,032)
CAPITAL SHARE TRANSACTIONS:
  Shares sold .....................  298,588     611,741    641,229  1,055,065
  Shares issued for reinvestment
     of distributions..............      351       1,367        826      3,919
                                  --------------------------------------------
                                     298,939     613,108    642,055  1,058,984
  Shares redeemed .................(284,426)   (634,624)  (566,672)  (985,820)
                                  --------------------------------------------
  Net increase (decrease) from
     capital share transactions....   14,513    (21,516)     75,383     73,164
                                  --------------------------------------------
  Net increase (decrease)
     in net assets.................   14,513    (21,510)     75,382     73,165

NET ASSETS:
  Beginning of period .............  353,439     374,949    938,145    864,980
                                  --------------------------------------------
  End of period ................... $367,952    $353,439 $1,013,527   $938,145
                                  ============================================

TRANSACTIONS IN SHARES:
  Shares sold .....................  298,588     611,741    641,229  1,055,065
  Shares issued for reinvestment
     of distributions..............      351       1,367        826      3,919
  Shares redeemed .................(284,426)   (634,624)  (566,672)  (985,820)
                                  --------------------------------------------
  Net increase (decrease) .........   14,513    (21,516)     75,383     73,164
                                  ============================================

See accompanying Notes to Financial Statements.        Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                                             TAX-FREE MONEY
                                                              MARKET FUND
                                                        -----------------------
                                                             SIX
                                                            MONTHS
                                                            ENDED         YEAR
                                                         DECEMBER 31,    ENDED
                                                             2002       JUNE 30,
                                                         (UNAUDITED)      2002
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ...............................       $833      $1,953
  Net realized loss from investment
     and foreign currency transactions.................        (3)        (18)
                                                       -----------------------
  Net increase in net assets
     resulting from operations.........................        830       1,935

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................      (833)     (1,953)
                                                       -----------------------
  Total distributions to shareholders .................      (833)     (1,953)

CAPITAL SHARE TRANSACTIONS:
  Shares sold .........................................    143,863     217,065
  Shares issued for reinvestment of distributions .....         77         254
                                                       -----------------------
                                                           143,940     217,319
  Shares redeemed .....................................  (121,849)   (187,842)
                                                       -----------------------
  Net increase from capital share transactions ........     22,091      29,477
                                                       -----------------------
  Net increase  in net assets .........................     22,088      29,459

NET ASSETS:
  Beginning of period .................................    175,174     145,715
                                                       -----------------------
  End of period .......................................   $197,262    $175,174
                                                       =======================

TRANSACTIONS IN SHARES:
  Shares sold .........................................    143,863     217,065
  Shares issued for reinvestment of distributions .....         77         254
  Shares redeemed .....................................  (121,849)   (187,842)
                                                       -----------------------
  Net increase ........................................     22,091      29,477
                                                       =======================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   SIX
                                 MONTHS
                                  ENDED
                              DECEMBER 31,
                                  2002        FOR THE PERIODS ENDED JUNE 30,
                                (UNAUDITED) 2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
Net asset value,
  beginning of period .........     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  --------------------------------------------
  Income from investment operations:
     Net investment income.....      0.01   0.02    0.05   0.05    0.05   0.05
                                  --------------------------------------------
  Distributions from:
     Net investment income.....    (0.01) (0.02)  (0.05) (0.05)  (0.05) (0.05)
                                  --------------------------------------------
Net asset value, end of period.     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  ============================================
Total return...................    0.56%*  1.91%   5.47%  5.24%   4.69%  5.16%
                                  ============================================
Ratios/Supplemental Data
Net assets,
  end of period (in millions) .      $368   $353    $375   $303    $298   $303
Ratio of expenses to
  average net assets ..........     0.51%  0.51%   0.51%  0.50%   0.51%  0.51%
Ratio of net investment income
  to average net assets .......     1.11%  1.91%   5.30%  5.08%   4.58%  5.03%

PRIME PORTFOLIO
Net asset value,
  beginning of period .........     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  --------------------------------------------
  Income from investment operations:
     Net investment income.....      0.01   0.02    0.05   0.05    0.05   0.05
                                  --------------------------------------------
  Distributions from:
     Net investment income.....    (0.01) (0.02)  (0.05) (0.05)  (0.05) (0.05)
                                  --------------------------------------------
Net asset value, end of period.     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  ============================================
Total return...................    0.58%*  1.94%   5.52%  5.37%   4.80%  5.24%
                                  ============================================
Ratios/Supplemental Data
Net assets,
  end of period (in millions) .    $1,014   $938    $865   $707    $678   $556
Ratio of expenses to
  average net assets ..........     0.50%  0.51%   0.50%  0.51%   0.51%  0.51%
Ratio of net investment income
  to average net assets .......     1.15%  1.91%   5.33%  5.26%   4.72%  5.14%

*Not annualized.

See accompanying Notes to Financial Statements.        Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   SIX
                                 MONTHS
                                  ENDED
                              DECEMBER 31,
                                  2002        FOR THE PERIODS ENDED JUNE 30,
                                (UNAUDITED) 2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .........     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  --------------------------------------------
  Income from investment operations:
     Net investment income.....         -   0.01    0.03   0.03    0.03   0.03
                                  --------------------------------------------
  Distributions from:
     Net investment income.....         - (0.01)  (0.03) (0.03)  (0.03) (0.03)
                                  --------------------------------------------
Net asset value, end of period.     $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                                  ============================================
Total return...................    0.42%*  1.23%   3.25%  3.18%   2.67%  3.11%
                                  ============================================
Ratios/Supplemental Data
Net assets,
  end of period (in millions) .      $197   $175    $146   $116    $126   $123
Ratio of expenses to
  average net assets ..........     0.51%  0.51%   0.51%  0.53%   0.52%  0.54%
Ratio of net investment income
  to average net assets .......     0.83%  1.19%   3.17%  3.23%   2.66%  3.21%

*Not annualized.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies.The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS - Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

FEDERAL INCOME TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

As of June 30, 2002, the following Funds had net capital loss carryovers:

                                   MONEY          MONEY
                                   MARKET         MARKET        TAX-FREE
                                    FUND           FUND          MONEY
                                  FEDERAL         PRIME          MARKET
(in thousands)                   PORTFOLIO      PORTFOLIO         FUND
--------------------------------------------------------------------------------
For losses expiring June 30,
  2002 ....................           $7             $-             $-
  2003 ....................           27             29              6
  2004 ....................            -              -              -
  2005 ....................            -              -             23
                                 -------------------------------------
Total......................          $34            $29            $29
                                 =====================================

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of June 30, 2002, Tax-Free Money Market Fund had (in thousands) $22 of post-October losses, which are deferred until 2003 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS - Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

Accordingly, at December 31, 2002, reclassification (in thousands) were recorded to increase (decrease) capital by $(7) and net realized gain (loss) by $7 for the Money Market Fund-Federal Portfolio.

For federal income tax purposes, Tax-Free Money Market Fund designated tax-exempt income dividends of (in thousands) $833 for the six months ended December 31, 2002.

AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS - The aggregate amounts of security transactions during the six months ended December 31, 2002 for the money market funds were as follows:
                                            OTHER THAN                 U.S.
                                         U.S. GOVERNMENT            GOVERNMENT
(in thousands)                              SECURITIES              SECURITIES
--------------------------------------------------------------------------------
FEDERAL PORTFOLIO MONEY MARKET FUND:
  Purchases ............................             $-             $2,193,221
  Sale/maturity proceeds ...............             $-             $2,180,815

PRIME PORTFOLIO MONEY MARKET FUND:
  Purchases ............................     $7,462,469               $718,257
  Sale/maturity proceeds ...............     $7,498,217               $612,098

TAX-FREE MONEY MARKET FUND:
  Purchases ............................       $460,015                     $-
  Sale/maturity proceeds ...............       $435,850                     $-

                                                         Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002 (UNAUDITED)

At December 31, 2002, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                 MONEY          MONEY
                                 MARKET        MARKET        TAX-FREE
                                  FUND          FUND           MONEY
                                FEDERAL         PRIME         MARKET
(in thousands)                 PORTFOLIO      PORTFOLIO        FUND
--------------------------------------------------------------------------------
Cost of securities
  on a tax basis ..........     $368,747     $1,014,926       $199,237
                                ======================================

The tax character of distributions paid during the six months ended December 31, 2002 and fiscal year ended June 30, 2002 were as follows:

                                                      MONEY MARKET FUND
                                                      FEDERAL PORTFOLIO
                                             ----------------------------------
(in thousands)                                SIX MONTHS            FISCAL YEAR
--------------------------------------------------------------------------------

Distributions paid from:
  Ordinary Income ......................         $2,047                 $7,202
                                        --------------------------------------
Total taxable distributions.............          2,047                  7,202
                                        --------------------------------------
Total distributions paid................         $2,047                 $7,202
                                        ======================================


                                                      MONEY MARKET FUND
                                                       PRIME PORTFOLIO
                                             ----------------------------------
(in thousands)                                SIX MONTHS            FISCAL YEAR
--------------------------------------------------------------------------------

Distributions paid from:
  Ordinary Income ......................         $5,989                $18,032
                                        --------------------------------------
Total taxable distributions.............          5,989                 18,032
                                        --------------------------------------
Total distributions paid................         $5,989                $18,032
                                        ======================================

                                                          TAX-FREE
                                                      MONEY MARKET FUND
                                             ----------------------------------
(in thousands)                                SIX MONTHS            FISCAL YEAR
--------------------------------------------------------------------------------

Distributions paid from:
  Exempt Interest ......................           $833                 $1,953
                                        --------------------------------------
Total distributions paid................           $833                 $1,953
                                        ======================================

As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                 MONEY          MONEY
                                 MARKET        MARKET        TAX-FREE
                                  FUND          FUND           MONEY
                                FEDERAL         PRIME         MARKET
(in thousands)                 PORTFOLIO      PORTFOLIO        FUND
--------------------------------------------------------------------------------
Accumulated capital
  and other losses ........        $(30)          $(27)          $(54)
Total accumulated
  earnings (deficit) ......        $(30)          $(27)          $(54)

3. MANAGEMENT FEES - Scout Investment Advisors, Inc. is the Funds' manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Funds are taxes, interest, directors and officers insurance policy premiums, fees and the other charges of governments and their agencies for qualifying the fund shares for sale, special accounting and legal fees and brokerage commissions. Scout Investment Advisors, Inc.' s management fees are based on the average daily net assets of the Funds at the annual rate of 0.50% of net assets.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Funds' custodian, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Funds to ensure that the collateral is sufficient to protect the Funds in the event of default by the seller.

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                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

This report has been prepared for the information of the Shareholders of the UMB
 Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund and is not to
            be construed as an offering of the shares of the Funds.

  Not authorized for distribution unless accompanied or preceded by a current
                           UMBScout Funds Prospectus.

   The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                 Advisors, Inc., a subsidiary of UMB Bank, n.a.

INVESTMENT ADVISOR AND MANAGER
 Scout Investment Advisors, Inc.
 Kansas City, Missouri

AUDITORS
 BKD, LLP
 Kansas City, Missouri

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 Philadelphia, Pennsylvania

CUSTODIAN
 UMB Bank, n.a.
 Kansas City, Missouri

DISTRIBUTOR
 UMB Distribution Services, LLC
 Milwaukee, Wisconsin

TRANSFER AGENT
 UMB Fund Services, Inc.
 Milwaukee, Wisconsin

                                    (LOGO)/R
                               UMB | SCOUT FUNDS

                                 P.O. Box 1241
                            Milwaukee, WI 53201-1241

                            -----------------------
                             TOLL FREE 800-996-2862
                            -----------------------

                             www.umbscoutfunds.com

               "UMB," "Scout" and the Scout design are registered
                  service marks of UMB Financial Corporation.


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                                                                    PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 KANSAS CITY MO
                                                                  PERMIT NO. 69
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